Cover	Nov. 13, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40812
Entity Registrant Name	THOUGHTWORKS HOLDING, INC.
Entity Central Index Key	0001866550
Entity Tax Identification Number	82-2668392
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 East Randolph Street, 25th Floor
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	312
Local Phone Number	373-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	TWKS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false